Intangible Assets and Deferred Costs - Additional Information (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Impairment charge	$ 0	$ 0
Product and Distribution Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	1,831,000	$ 2,222,000	$ 1,580,000
Estimated amortization expense, 2022	1,846,000
Estimated amortization expense, 2023	1,726,000
Estimated amortization expense, 2024	323,000
Estimated amortization expense, 2025	328,000
Estimated amortization expense, 2026	$ 324,000
Product Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted-average amortization period	5 years